COMMITMENTS - Additional Information (Details)	Nov. 08, 2021 USD ($) shares	Jul. 19, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Feb. 26, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.0001	$ 0.0001		$ 0.0001
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Ordinary shares, par value			0.0001	0.0001	$ 0.0001
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Gelesis | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001
Implied equity value | $		$ 900,000,000
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share		1
Trading price for future vesting threshold of the first third		$ 12.50
Trading price for future vesting threshold of the second third		15.00
Trading price for future vesting threshold of the third portion		$ 17.50
Number of trading days within specified period that share price must exceed		20 days
Consecutive trading days used to evaluate share price		30 days
Threshold period before share price condition commences		5 years
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares		15,000,000
Gelesis | Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001
Gelesis | Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Ordinary shares, par value		0.0001
Subsequent Events. | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Trading price for future vesting threshold of the first third		20.00
Trading price for future vesting threshold of the second third		$ 20.00
Number of trading days within specified period that share price must exceed		30 days
Threshold period before share price condition commences		20 days
Subsequent Events. | Gelesis | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Implied equity value | $		$ 675,000,000
Trading price for future vesting threshold of the first third		$ 12.50
Trading price for future vesting threshold of the second third		15.00
Trading price for future vesting threshold of the third portion		$ 17.50
Number of trading days within specified period that share price must exceed		20 days
Consecutive trading days used to evaluate share price		30 days
Threshold period before share price condition commences		5 years
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares		23,483,250
Subsequent Events. | Gelesis | Maximum | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Implied equity value | $	$ 675,000,000
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares	23,483,250
Subsequent Events. | Gelesis | Minimum | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Implied equity value | $	$ 900,000,000
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares	15,000,000
Subsequent Events. | Gelesis | Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Additional number of earn out shares | shares	1,983,750
Subsequent Events. | Sponsor | Gelesis | Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsequent Event [Line Items]
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares	1,983,750